DISCONTINUED OPERATIONS (Schedule of result of operations of the Target Businesses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income before income tax	$ 272,879	$ 22,230	$ 17,159
Income taxes benefit/(expense)	(51,696)	(1,942)	1,176
Net income from discontinued operations attributable to owners of the Company	220,298	19,611	18,335
AM Advertising [Member]
Net revenue	166,843	177,788	181,013
Cost of revenues	(126,745)	(139,227)	(146,932)
Gross profit	40,098	38,561	34,081
Operating expenses	(13,239)	(17,868)	(21,486)
Income from operations	26,859	$ 20,693	$ 12,595
Gain from disposal of 75% equity in AM Advertising	244,164
Interest income	298	$ 282	$ 1,437
Other income, net	1,293	1,235	$ 3,127
Income on equity method investments	265	20
Net income before income tax	272,879	22,230	$ 17,159
Income taxes benefit/(expense)	(51,696)	(1,942)	1,176
Net income from discontinued operations attributable to owners of the Company	$ 221,183	$ 20,288	$ 18,335